Income tax and deferred taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 844	$ 2,296
Chile [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	818	2,296
Foreign [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 26	$ 0